Other current financial and non-financial assets (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Other Current Financial and Non-financial Assets
Other current financial and
non-financial
assets are presented in the following table:

($ in millions)	As of Dec. 31, 2021	As of Dec. 31, 2020
Fair value of current derivatives – assets	1.1	8.7
Factoring related assets	4.0	2.6
Notes receivable	10.9	11.4
Other receivables	2.9	2.3

Total other current financial assets	18.9	24.9

Assets held for sale	—	3.2
Contract assets, net of valuation allowance	15.5	8.9
Prepaid expenses	5.9	8.8
Prepayments	3.0	3.2

Total other current non-financial assets	24.4	24.1